PROVISIONS - Changes in provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement in provisions [Roll Forward]
Balance at beginning of period	€ 187,276
Provision	112,062
Utilizations and other changes	(63,628)
Releases	(32,386)
Translation differences	1,018
Reclassification and other movements	1,870
Balance at end of period	206,212	€ 187,276
Warranty and recall campaigns provision
Movement in provisions [Roll Forward]
Balance at beginning of period	130,498
Provision	92,351
Utilizations and other changes	(61,133)
Releases	(9,892)
Translation differences	354
Reclassification and other movements	0
Balance at end of period	152,178	130,498
Legal proceedings and disputes
Movement in provisions [Roll Forward]
Balance at beginning of period	7,480
Provision	4,995
Utilizations and other changes	(291)
Releases	(490)
Translation differences	191
Reclassification and other movements	14
Balance at end of period	11,899	7,480
Environmental and other risks
Movement in provisions [Roll Forward]
Balance at beginning of period	49,298
Provision	14,716	26,526	€ 17,178
Utilizations and other changes	(2,204)
Releases	(22,004)
Translation differences	473
Reclassification and other movements	1,856
Balance at end of period	€ 42,135	€ 49,298